PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2015
PENSION AND OTHER POST RETIREMENT BENEFITS [Abstract]
PENSION AND OTHER POST RETIREMENT BENEFITS
19	PENSION AND OTHER POST RETIREMENT BENEFITS

Pursuant to the relevant PRC regulations, the Company's PRC subsidiaries are required to make contributions at rates ranging from 10% to 22% of their employees' salaries and wages to a defined contribution retirement scheme organized by the local social security bureaus. The amount of contributions charged to general and administrative expenses and sales, marketing and other operating expenses in the consolidated statements of comprehensive income was RMB39,152, RMB40,550 and RMB43,888 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Group has no other obligation to make payments in respect of retirement benefits of the employees.